Related Party Transactions and Balances (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 AED (د.إ)	Mar. 11, 2025	Dec. 31, 2024 AED (د.إ) shares	Oct. 25, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ) shares
Related Party Transactions and Balances [Line Items]
Repaid amount	$ 24,039			د.إ 88,271
Related party transactions payable	5,784,692			21,241,387		5,436,740
Management fee percentage					10.00%
Total outstanding amount	$ 127,141			د.إ 466,861		د.إ 466,861
Acquired shares (in Shares) | shares	30,000,000			30,000,000		30,000,000
Total consideration	$ 27,233			د.إ 100,000		د.إ 100,000
Loan from Mr. Fareed Aljawhary [Member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party	1,945,844			7,145,140
Imputed interest				386,409
Related party transactions payable	2,905,778			10,670,015
Effective interest rate			20.00%
Imputed interest expense of loans received	$ 315,913	د.إ 1,160,034
Loan from Mr. Rajesh Venkataraman [Member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party					د.إ 700,000
Total outstanding amount				د.إ 855,806
Micropolis Holding acquired [Member]
Related Party Transactions and Balances [Line Items]
Acquired shares (in Shares) | shares	100			100
Initial Public Offering [Member] | Loan from Mr. Fareed Aljawhary [Member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party				د.إ 12,556,424
Repaid amount				1,500,000
Additional paid-in capital [member] | Loan from Mr. Fareed Aljawhary [Member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party	$ 421,145			د.إ 1,546,443